Consolidated Balance Sheets (Parentheticals) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Common Stock, par value per share	0.01	0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	32,586,898	32,497,902
Common Stock, shares outstanding	30,494,522	30,405,526
Treasury Stock, shares	2,092,376	2,092,376